Impact on Regulatory Capital, RWA, and Leverage Exposure 1 Transitional rules (Detail) - Transitional rules [Member] € in Millions	Dec. 31, 2018 EUR (€)
Total shareholders equity [Member]
Impact on Regulatory Capital, RWA, and Leverage Exposure 1 [Line Items]
Balance, beginning of period	€ 63,174
IFRS 9 changes from	(870)
Classification and Measurement	(193)
Impairments	(677)
Tax effects from	199
Classification and Measurement	65
Impairments	134
IFRS 9 impact net of tax	(671)
Changes to regulatory deductions
Balance, end of period	62,503	[1]
Common EquityTier 1 capital fully loaded [Member]
Impact on Regulatory Capital, RWA, and Leverage Exposure 1 [Line Items]
Balance, beginning of period	50,808
IFRS 9 changes from	(870)
Classification and Measurement	(193)
Impairments	(677)
Tax effects from	199
Classification and Measurement	65
Impairments	134
IFRS 9 impact net of tax	(671)
Changes to regulatory deductions
Negative amounts from the calculation of expected loss amounts	223
Balance, end of period	50,359	[1],[2]
Tier 1 Capital fully loaded [Member]
Impact on Regulatory Capital, RWA, and Leverage Exposure 1 [Line Items]
Balance, beginning of period	57,631
IFRS 9 changes from	(870)
Classification and Measurement	(193)
Impairments	(677)
Tax effects from	199
Classification and Measurement	65
Impairments	134
IFRS 9 impact net of tax	(671)
Changes to regulatory deductions
Negative amounts from the calculation of expected loss amounts	278
Balance, end of period	€ 57,238	[1]

[1]	Pro forma.
[2]	Pro forma view considering 80% phase-in according to CRR transitional rules.